Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 MMBoe Bcf MMBbls	Dec. 31, 2022 MMBbls Bcf MMBoe	Dec. 31, 2021 MMBoe MMBbls Bcf	Feb. 29, 2024 block
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved development reserves	23	34	27
Extension and discoveries of proved undevelopment reserves	105	288	148
Revised proved reserves	72	87	217
As a result of economics related to changes in fields operating costs and oil and gas prices	69	55	186
Proved reserves revisions of previous estimates related to changes in projects strategy and drilling schedules	53	46
Proved reserves revisions of previous estimates of change of development strategy			17
Increase in proved reserves on account of project performance	35
Proved reserves revisions of previous estimate of change due to working interest, new projects addition and production forecasts adjustments	18
Golfo San Jorge, Neuquina, Cuyana and Austral basins [Member] | Conventional Crude Oil Assets [Member] | Divestment Of Certain Groups Of Mature Assets [Member]
Changes in our estimated proved reserves [line items]
Number of blocks subject to divestment | block				55
Top of range [member]
Changes in our estimated proved reserves [line items]
Increase Decrease in total proved reserve	11.00%
Golfo San Jorge basin [Member]
Changes in our estimated proved reserves [line items]
Proved developed and undeveloped reserves improved recovery energy	17	7	5
Neuquina basin [Member]
Changes in our estimated proved reserves [line items]
Proved reserves revisions of previous estimates of change of development strategy		15
Proved developed reserves of new reserves estimates		4	44
Crude oil [Member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved development reserves | MMBbls	11	5	3
Extension and discoveries of proved undevelopment reserves | MMBbls	64	120	73
Revised proved reserves | MMBbls	63	72	161
Increase Decrease in estimated reserve	10.00%
Increase Decrease in total proved reserve	5.00%
Natural Gas Liquids [Member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved development reserves | MMBbls		3	3
Extension and discoveries of proved undevelopment reserves | MMBbls	7	24	16
Revised proved reserves | MMBbls	5	1	6
As a result of economics related to changes in fields operating costs and oil and gas prices	43
Proved reserves revisions of previous estimates related to changes in projects strategy and drilling schedules	36
Increase in proved reserves on account of project performance	16
Proved reserves revisions of previous estimate of change due to working interest, new projects addition and production forecasts adjustments	8
Natural gas [member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved development reserves | Bcf	66	144	116
Extension and discoveries of proved undevelopment reserves | Bcf	192	808	334
Revised proved reserves | Bcf	80	91	347
As a result of economics related to changes in fields operating costs and oil and gas prices	26
Proved reserves revisions of previous estimates related to changes in projects strategy and drilling schedules	19
Increase Decrease in estimated reserve	10.00%
Increase Decrease in total proved reserve	2.00%
Increase in proved reserves on account of project performance	19
Proved reserves revisions of previous estimate of change due to working interest, new projects addition and production forecasts adjustments	10
Crude Oil And Natural Gas [Member]
Changes in our estimated proved reserves [line items]
Increase Decrease in estimated reserve	10.00%
Increase Decrease in total proved reserve	6.00%